Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

(24) Leases

Operating leases as lessee

During 2018 and 2017 the Company has entered operating leases for certain offices, production facilities, and automotive and computer equipment. Some leases contain renewal options. These agreements have terms between one and five years.

	2018	2017
Lease expenses	$453,162	416,437

a)	As of December 31, 2019, the leased assets with recognized right of use are comprised as follows:

Right-of-use assets			Balance as of
	Balance as of		December 31,
	January 1	Additions	2019
Buildings and construction	$320,528	59,483	380,011
Machinery and equipment	370,410	76,769	447,179
Transportation equipment	219,132	64,200	283,332
Computer equipment	12,340	2,674	15,014
Total	$922,410	203,126	1,125,536

Depreciation of right-of-use assets	Balance as of
December 31,
2019
Buildings and construction	$(97,736)
Machinery and equipment	(116,391)
Transportation equipment	(84,120)
Computer equipment	(4,557)
Total	$(302,804)
Total right-of-use assets	$822,732

b)	The movements in liabilities for these lease contracts were as follows:

Lease liabilities	Balance as of				Currency	Balance as
	January 1,			Interest	translation	of December
	2019	Additions	Payment	paid	effect	31, 2019
Buildings and construction	$320,528	59,297	(113,097)	17,423	(3,874)	280,277
Machinery and equipment	370,410	63,662	(124,435)	11,933	(12,860)	308,710
Transportation equipment	219,132	64,129	(82,381)	8,070	(4,692)	204,258
Computer equipment	12,340	2,674	(5,294)	371	(286)	9,805
Total	$922,410	189,762	(325,207)	37,797	(21,712)	803,050
Current Lease liabilities	—	—	—	—	—	(149,538)
Long term lease liabilities	$—	—	—	—	—	653,512

c)	The analysis of the maturity of the long-term lease liabilities is shown below:

2020	$263,160
2021	190,613
2022	144,267
Subsequent	55,472
$653,512

d)

During 2019, an amount of $19,116 was charged as expense for rental contracts with a term of less than one year and $77,709 for rental contracts with insignificant amounts, a total of  $96,825 (note 23).